Note 23 - Accounting for Suspended Exploratory Wells, Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Accounting for Suspended Exploratory Wells, Additional Information
Total amount of unproved oil and gas properties	$ 7,846	$ 5,902
Capitalized exploratory well costs that have been capitalized for a period greater than one year	4,838	3,810
Costs that had been capitalized for more than one year from the total amount of unproved oil and gas properties, in Brazil		2,911
Amount for projects that have exploratory well costs that have been capitalized for a period greater than one year		4,838
Number of projects that have exploratory well costs that have been capitalized for a period greater than one year	84	95
Amount for wells in areas for which drilling was under way or firmly planed for the near future		1,243
Costs for activities necessary to assess the reserves and their potential development		2,416
Suspended wells cost capitalized for a period greater than one year		$ 4,838
Number of exploratory wells	150